Loans and Allowance for Credit Losses - Summary of Gross Carrying Amount of Loans Measured at Amortized Cost (Parenthetical) (Detail) $ in Millions	9 Months Ended
Jul. 31, 2024 CAD ($)
Financial instruments purchased or originated credit-impaired [member]
Disclosure of credit risk exposure [line items]
Expected credit losses recognized at inception	$ 124